Long-term Supply Contract	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Long-term Supply Contract
25. Long-term Supply Contract:
As part of Solvay USA, Inc.’s (“Solvay”) 2004 sale of its Specialty Phosphates business, Solvay agreed to continue to supply sulfuric acid to a customer in support of the phosphoric acid production for its specialty phosphates business under a preexisting supply agreement. On July 30, 2014, Eco Services entered into an Asset Purchase Agreement with Solvay which provided for the sale, transfer and assignment by Solvay and the acquisition, acceptance and assumption by Eco Services, of substantially all of the assets of Solvay’s Eco Services business unit of Solvay’s regeneration and virgin sulfuric acid production business operations in the United States (the “2014 Acquisition”). This
non-cancelable
agreement extends to 2031, and was assumed by the Company in connection with the 2014 Acquisition.
The liability associated with this unfavorable supply agreement was recorded at a fair value of $27,300 in connection with the 2014 Acquisition. The fair value was determined using the income method based on the differential of the estimated margin over the cost of the sulfuric acid per the market as compared to the below market margin included in the supply agreement, and the application of this excess differential to the anticipated volumes over the term of the agreement using a commensurate discount rate. In December 2018, the customer to the supply agreement ceased production and closed the facility which utilized the Company’s sulfuric acid under the agreement. As such, all orders for sulfuric acid under the agreement were discontinued in December 2018. Although the agreement is not cancelable, the likelihood is remote that the Company will be further obligated to supply the customer under the agreement since this is the only facility subject to the agreement, and there are no transfer or substitution rights under the agreement to another facility. As a result, the Company wrote-off
the remaining supply contract liability of $20,612 at December 31, 2018 and recorded a corresponding gain to other operating expense, net for the year ended December 31, 2018.